Trade and Other Payables	6 Months Ended
Jul. 31, 2018
Trade And Other Payables
Trade and Other Payables

11	Trade and Other Payables

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
CURRENT
Trade payables	24,438	21,143
Accruals	8,061	9,568
Employee benefits liabilities	2,234	1,805
	34,734	32,516

Trade and other payables are unsecured, non-interest bearing and are normally settled within 30 days however some the trade creditors are out of term as at 31 July 2018 and subsequent to the end of the financial period the company has reduced the out of term trade creditors but further work is required to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.